Structured Entities - Other Unconsolidated Bank-Sponsored Entities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 37,741	$ 33,670
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,851	$ 2,547